SUMMARY DEFERRED TAX ASSET AND (LIABILITY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 277,704	$ 79,005
Other expense
Total deferred tax assets (liabilities)	277,704	79,005
Less: Valuation allowance	(277,704)	(79,005)
Net deferred tax assets (liabilities)